Interest Rate Derivatives - Effect on Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Derivative [Roll Forward]
Ending balance	$ (39,397)
Total GCM Grosvenor Inc. deficit / partners’ and member’s deficit	(20,015)
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest
Derivative [Roll Forward]
Beginning balance	(6,933)	$ (412)
Amount of loss recognized in other comprehensive income (loss)	(9,110)	(6,688)
Amount reclassified from accumulated other comprehensive loss to interest expense	4,230	167
Ending balance	(11,163)	(6,933)
Less: Loss attributable to noncontrolling interests in GCMH	(8,743)	0
Total GCM Grosvenor Inc. deficit / partners’ and member’s deficit	(2,420)	(6,933)
Accumulated Gain (Loss), Cash Flow Hedge, Including Noncontrolling Interest | Cumulative Effect, Period of Adoption, Adjustment
Derivative [Roll Forward]
Beginning balance	$ 650	0
Ending balance		$ 650